Interest and Finance Costs (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense [Abstract]
Total		$ 2,452,000
United Maritime Predecessor [Member]
Interest Expense [Abstract]
Interest on long-term debt	$ 280,554		$ 621,046	$ 592,801
Amortization of debt issuance costs	44,308		101,289	96,300
Other, net	(1,074)		21,352	19,344
Total	$ 323,788		$ 743,687	$ 708,445